LEMONBREW LENDING ACQUISITION	12 Months Ended
Dec. 31, 2022
Lemon Brew Lending Corp [Member]
IfrsStatementLineItems [Line Items]
REALTYCRUNCH ACQUISITION

9. LEMONBREW LENDING ACQUISITION

On December 9, 2022, pursuant to the terms of a share purchase agreement dated September 23, 2022 between the Company, LemonBrew Lending Corp. (“LemonBrew Lending”) and LemonBrew Technologies Corp. (“LemonBrew Technologies”), the Company acquired 100% of the issued and outstanding equity interests of LemonBrew Lending from the seller for an aggregate purchase price of $1.25 million (the “LemonBrew Transaction”). The purchase price was satisfied by (i) cash in the amount of $800 thousand and (ii) the issuance of 351,837 Common Shares (the “Consideration Shares”) at a deemed issued price of $1.279 per share. The issued price of the Consideration Shares is equal to the product of $450,000 divided by the 5-day volume weighted average trading price of ‘the Common Shares on the NASDAQ immediately prior to the closing of the LemonBrew Transaction.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

In connection with the closing of the LemonBrew Transaction, the Company entered into agreements with management and key employees of LemonBrew Lending (the “LemonBrew Key Employee Agreements”). The LemonBrew Key Employment Agreements provide for performance-based milestone payments of $2.5 million payable over 36 months following closing of the LemonBrew Transaction, of which $2 million with be payable in cash and $500 thousand will be payable in restricted share units of the Company. The performance-based milestones are:

●	LemonBrew achieving at least $500 thousand in EBITDA for the first 12-month period following closing, $1 million in EBITDA for the second 12-month period following closing, and $2 million in EBITDA for the second 12-month period following closing

●	Samir Dedhia and Jason Doshi remaining in their roles to be established with Real during the transaction

These payments are considered separate from the aggregate purchase price. Management believes that there is no likelihood of achieving the performance-based milestone and has not recognized any expenses related to the performance-based milestone payment.

The Company has determined that the LemonBrew Transaction meets the definition of business combinations within the scope of IFRS 3, Business Combination and has 12 months from the date of purchase to determine the purchase price allocation among the assets purchased and any amounts attributable to goodwill.

The following table represents the recognized amounts of assets acquired and liabilities assumed, total consideration, and cash flow related to the LemonBrew Lending acquisition (in thousands). The following amounts are provisional and will be adjusted during the measurement period, and additional assets or liabilities may be recognized to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date:

Balance at December 9, 2022
Recognized amounts of assets acquired and liabilities assumed
Cash	12
Other Current Assets	15
Other Assets	119
Goodwill	1,250
Accounts Payables and Accrued Liabilities	(11)
Other Payables	(64)
Net Assets Acquired	1,321

Consideration
Consideration Paid	800
Equity-settled shared-based consideration	450
Total Consideration	1,250

Cash Flow
Total Consideration	(1,250)
Equity-settled share-based payment	450
Cash From Investing Activities	(800)

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021